Fair values of financial assets and liabilities - Movements in level 3 financial assets portfolio (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	£ 833,893
Balance at end of period	872,994
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	16,179	£ 15,111
Exchange and other adjustments	136	4
Gains recognised in the income statement within other income	259	740
Gains (losses) recognised in other comprehensive income within the revaluation reserve in respect of financial assets carried at fair value through other comprehensive income	(67)	8
Purchases/ increases to customer loans	853	1,513
Sales/ repayments	(927)	(1,618)
Transfers into the level 3 portfolio	114	585
Transfers out of the level 3 portfolio	(331)	(100)
Balance at end of period	16,216	16,243
Gains recognised in the income statement within other income relating to those assets held at 30 June 2020	273	474
Level 3 | Financial assets at FVPL
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	14,908	13,917
Exchange and other adjustments	106	3
Gains recognised in the income statement within other income	135	489
Purchases/ increases to customer loans	851	1,511
Sales/ repayments	(839)	(1,522)
Transfers into the level 3 portfolio	73	563
Transfers out of the level 3 portfolio	(247)	(98)
Balance at end of period	14,987	14,863
Gains recognised in the income statement within other income relating to those assets held at 30 June 2020	141	189
Level 3 | Financial assets at FVOCI
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	408	267
Exchange and other adjustments	11	1
Gains (losses) recognised in other comprehensive income within the revaluation reserve in respect of financial assets carried at fair value through other comprehensive income	(67)	8
Sales/ repayments	(7)	(80)
Balance at end of period	345	196
Level 3 | Derivative financial instruments
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	863	927
Exchange and other adjustments	19
Gains recognised in the income statement within other income	124	251
Purchases/ increases to customer loans	2	2
Sales/ repayments	(81)	(16)
Transfers into the level 3 portfolio	41	22
Transfers out of the level 3 portfolio	(84)	(2)
Balance at end of period	884	1,184
Gains recognised in the income statement within other income relating to those assets held at 30 June 2020	£ 132	£ 285